Cover	Mar. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-37839
Entity Registrant Name	TPI Composites, Inc.
Entity Central Index Key	0001455684
Entity Tax Identification Number	20-1590775
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9200 E. Pima Center Parkway
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
City Area Code	(480)
Local Phone Number	305-8910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	TPIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable